OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2018
OTHER RECEIVABLES [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5. OTHER RECEIVABLES, NET

Other receivables consisted of the following:

	As of December 31,
	2018	2017
Rental deposit	$7,712	$8,126
Due from third parties	77,986	865,081
Input VAT	-	9,476
Total other receivables	85,698	882,683
Less: Provision for doubtful accounts	(72,852)	-
Other receivables, net	$12,846	$882,683

As of December 31, 2018, amounts due from third parties mainly consist of loans to third parties. As of December 31, 2018, the Company evaluates the collectability of loan to third parties and recorded an allowance of $72,852 for doubtful accounts.

On February 22, 2018, Beijing Jinxuan, Liulin Junhao, and Mr. Feiyue Mao, as a 99% equity owner of Beijing Jinxuan, entered into a termination agreement pursuant to which the parties terminated the Beijing Jinxuan Transfer Agreement, and agreed that Mr. Feiyue Mao shall return the $755,581 (RMB5 million) deposit paid by the Company in 2017 to Liulin Junhao in April 2018. The deposit was collected on April 20, 2018.